Note 4 - Loans (Details) - Loans Evaluated for Impairment (USD $)	Dec. 31, 2014		Dec. 31, 2013
Note 4 - Loans (Details) - Loans Evaluated for Impairment [Line Items]
Loan Evaluated for Impairment- Individually evaluated for impairment	$ 3,892,000		$ 7,937,000
Loan Evaluated for Impairment-Collectively evaluated for impairment	360,256,000		323,969,000
Loan Evaluated for Impairment	364,148,000	[1]	331,906,000	[1]
Real Estate Secured [Member] | Residential 1-4 Family [Member]
Note 4 - Loans (Details) - Loans Evaluated for Impairment [Line Items]
Loan Evaluated for Impairment- Individually evaluated for impairment	2,251,000		3,196,000
Loan Evaluated for Impairment-Collectively evaluated for impairment	215,267,000		185,210,000
Loan Evaluated for Impairment	217,518,000		188,406,000
Real Estate Secured [Member] | Multifamily [Member]
Note 4 - Loans (Details) - Loans Evaluated for Impairment [Line Items]
Loan Evaluated for Impairment- Individually evaluated for impairment			986,000
Loan Evaluated for Impairment-Collectively evaluated for impairment	5,108,000		3,842,000
Loan Evaluated for Impairment	5,108,000		4,828,000
Real Estate Secured [Member] | Commercial Real Estate Portfolio Segment [Member]
Note 4 - Loans (Details) - Loans Evaluated for Impairment [Line Items]
Loan Evaluated for Impairment- Individually evaluated for impairment	1,096,000		2,585,000
Loan Evaluated for Impairment-Collectively evaluated for impairment	86,810,000		77,378,000
Loan Evaluated for Impairment	87,906,000		79,963,000
Real Estate Secured [Member] | Construction and Land Development [Member]
Note 4 - Loans (Details) - Loans Evaluated for Impairment [Line Items]
Loan Evaluated for Impairment- Individually evaluated for impairment			691,000
Loan Evaluated for Impairment-Collectively evaluated for impairment	29,060,000		33,541,000
Loan Evaluated for Impairment	29,060,000		34,232,000
Non-Real Estate Secured [Member] | Commercial and Industrial [Member]
Note 4 - Loans (Details) - Loans Evaluated for Impairment [Line Items]
Loan Evaluated for Impairment- Individually evaluated for impairment	545,000		479,000
Loan Evaluated for Impairment-Collectively evaluated for impairment	21,477,000		21,729,000
Loan Evaluated for Impairment	22,022,000		22,208,000
Non-Real Estate Secured [Member] | Consumer and Other [Member]
Note 4 - Loans (Details) - Loans Evaluated for Impairment [Line Items]
Loan Evaluated for Impairment-Collectively evaluated for impairment	2,534,000		2,269,000
Loan Evaluated for Impairment	$ 2,534,000		$ 2,269,000

[1]	Principal balances only; excludes accrued interest receivable and deferred fees and costs due to immateriality.